CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED)
Revenues	$ 12,413,039	$ 68,454
Cost of revenues	(9,933,445)	(59,178)
Gross profit	2,479,594	9,276
Operating expenses:
Selling and marketing	(669,635)	(4,101)
General and administrative	(2,437,549)	(1,161,912)
Total operating expenses	(3,107,184)	(1,166,013)
Operating loss	(627,590)	(1,156,737)
Other income (expenses):
Interest expense, net	(182,366)	(113,032)
Other income (loss), net	226,712	(22,654)
Total other loss, net	44,346	(135,686)
Loss from continuing operations before income taxes	(583,244)	(1,292,423)
Income tax expenses	0	0
Net loss from continuing operations	(583,244)	(1,292,423)
Net loss from discontinued operations before tax	0	(937,477)
Gain on disposal of discontinued operations	0	51,853
Net income (loss) from discontinued operations	0	(885,624)
Net income (loss)	(583,244)	(2,178,047)
Less: Net income attributable to noncontrolling interest	97,708	(412,181)
Net income (loss) attributable to Paranovus Entertainment Technology Limited	(680,952)	(1,765,866)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,704)	(412,467)
Comprehensive income (loss)	(584,948)	(2,590,514)
Less: comprehensive loss attributable to non-controlling interests:	97,708	(412,181)
Comprehensive income (loss) attributable to the Company	$ (682,656)	$ (2,178,333)
Continuing operations basic and diluted	$ (0.01)	$ (0.05)
Basic and diluted loss per ordinary share
Discontinued operations basic and diluted	$ 0	$ (0.04)
Weighted average number of ordinary shares outstanding
Basic and diluted	84,512,945	25,125,382